Taxes (Details 7) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about income tax [Line Items]
Pre-tax		$ 2,229,484	$ 2,344,671	$ 1,175,982
Deferred tax	[1]	(701,050)	(798,146)	(420,599)
After tax		1,528,434	1,546,525	755,383
Other [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax		0	12,119	0
Deferred tax		(33,359)	(4,708)	(47,220)
After tax		(33,359)	7,411	(47,220)
Derivative financial instruments [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax				(56,804)
Deferred tax				22,722
After tax				(34,082)
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax		2,258,734	80,896	(537,353)
Deferred tax		(701,231)	(54,056)	220,596
After tax		1,557,503	26,840	(316,757)
Actuarial valuation gains (losses) [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax		(29,250)	2,251,656	1,770,139
Deferred tax		33,540	(739,382)	(616,697)
After tax		$ 4,290	$ 1,512,274	$ 1,153,442

[1]	The following is the detail of the income tax recorded in other comprehensive income: